Earnings per share - Diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Income / (loss) attributable to equity holders of the Group	$ 239,506	$ 168,166	$ (117,755)
Weighted average number of shares and potential ordinary shares (thousands)	161,058	160,795	160,500
Diluted earnings per share of the year	$ 1.49	$ 1.05	$ (0.73)
Calculation of the diluted earnings per share total:
From continuing operations attributable to the ordinary equity holders of the Group	1.49	1.05	(0.60)
From discontinued operations			(0.13)
Total diluted earnings per share attributable to the ordinary equity holders of the Group	$ 1.49	$ 1.05	$ (0.73)